Note 8 - Equity in earnings of non-consolidated companies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Equity in Earnings of Nonconsolidated Companies [Line Items]
Earnings from non-consolidated companies	$ 58,038	$ 8,548
Remeasurement of previously held interest
Bargain purchase gain		2,212	$ 3,162
Equity in earnings of non-consolidated companies	58,038	8,548	95,404
Net of Effect Participation Increase [Member]
Disclosure of Equity in Earnings of Nonconsolidated Companies [Line Items]
Earnings from non-consolidated companies	58,038	8,548	104,897
Usiminas
Disclosure of Equity in Earnings of Nonconsolidated Companies [Line Items]
Net loss related to participation increase in Usiminas	(25,500)
Usiminas | Effect Participation Increase [Member]
Disclosure of Equity in Earnings of Nonconsolidated Companies [Line Items]
Net loss related to participation increase in Usiminas			(25,486)
Global Pipe Company [Member]
Disclosure of Equity in Earnings of Nonconsolidated Companies [Line Items]
Remeasurement of previously held interest			4,506
Bargain purchase gain			$ 11,487